Inventories, Net - Schedule of Movement of the Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Net [Abstract]
Balance as of the beginning of year	$ 932,276	$ 1,405,588
Additions	235,674	(438,949)	$ 1,102,119
Translation adjustments	(15,895)	(34,363)
Balance as of the end of year	$ 1,152,055	$ 932,276	$ 1,405,588